ORGANIZATION AND PRINCIPAL ACTIVITIES (Financial Statement Amounts and Balances of Consolidated VIE's Included in Accompanying Consolidated Financial Statements) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Total current assets	$ 126,585	$ 121,873
TOTAL ASSETS	127,971	130,750
Total current liabilities	4,465	20,326
Total liabilities	4,900	28,944
Net revenues from continuing operations	4,228	1,920	$ 1,915
Net loss from continuing operations	(8,256)	(15,527)	(17,552)
Net income from discontinued operations	10,445	16,155	36,717
Net cash provided by /(used in) operating activities	4,444	7,468	12,210
Net cash provided by investing activities	51,326	2,108	284
Net cash provided by financing activities	(5,489)	653	(26,712)
Variable Interest Entity Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total current assets	746	638
Total non-current assets		2
TOTAL ASSETS	746	640
Total current liabilities	123	15
Total liabilities	123	15
Net revenues from continuing operations	394	25
Net loss from continuing operations	(200)	(137)	(361)
Net income from discontinued operations			955
Net cash provided by /(used in) operating activities	(6)	63	2,897
Net cash provided by investing activities			1,538
Net cash provided by financing activities	$ 151